Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Interest and dividend income (Note 3)
Loans	$ 43,463	$ 26,565
Securities	14,512	7,062
Assets purchased under reverse repurchase agreements and securities borrowed	22,164	5,447
Deposits and other	6,852	1,697
Interest and dividend income	86,991	40,771
Interest expense (Note 3)
Deposits and other	36,679	10,751
Other liabilities	24,517	7,015
Subordinated debentures	666	288
Interest expense	61,862	18,054
Net interest income	25,129	22,717
Non-interest income
Insurance premiums, investment and fee income (Note 15)	5,675	3,510
Trading revenue	2,392	926
Investment management and custodial fees	8,344	7,610
Mutual fund revenue	4,063	4,289
Securities brokerage commissions	1,463	1,481
Service charges	2,099	1,976
Underwriting and other advisory fees	2,005	2,058
Foreign exchange revenue, other than trading	1,292	1,038
Card service revenue	1,240	1,203
Credit fees	1,489	1,512
Net gains on investment securities	193	43
Income (loss) from joint ventures and associates (Note 12)	(219)	110
Other	964	512
Non-interest income	31,000	26,268
Total revenue	56,129	48,985
Provision for credit losses (Notes 4 and 5)	2,468	484
Insurance policyholder benefits, claims and acquisition expense (Note 15)	4,022	1,783
Non-interest expense
Human resources (Notes 17 and 21)	18,971	16,528
Equipment	2,381	2,099
Occupancy	1,634	1,554
Communications	1,271	1,082
Professional fees	2,223	1,511
Amortization of other intangibles (Note 11)	1,487	1,369
Other	3,206	2,466
Non-interest expense	31,173	26,609
Income before income taxes	18,466	20,109
Income taxes (Note 22)	3,600	4,302
Net income	14,866	15,807
Net income attributable to:
Shareholders	14,859	15,794
Non-controlling interests	7	13
Net income	$ 14,866	$ 15,807
Basic earnings per share (in dollars) (Note 23)	$ 10.51	$ 11.08
Diluted earnings per share (in dollars) (Note 23)	10.5	11.06
Dividends per common share (in dollars)	$ 5.34	$ 4.96